Shareholder Report, Holdings (Details)	Aug. 31, 2026
Fidelity Advisor Investment Grade Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Fidelity Advisor Investment Grade Bond Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class M | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Investment Grade Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Fidelity Advisor Investment Grade Bond Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class C | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Investment Grade Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Short-Term Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Short-Term Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Short-Term Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Short-Term Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Short-Term Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Short-Term Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Short-Term Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short-Term Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Fidelity Advisor Short-Term Bond Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class C | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short-Term Bond Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Short-Term Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Short-Term Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Short-Term Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Short-Term Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Short-Term Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short-Term Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Tactical Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Tactical Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Tactical Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Tactical Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Tactical Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Tactical Bond Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Tactical Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Tactical Bond Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Tactical Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Tactical Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Tactical Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Tactical Bond Fund - Class Z | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Tactical Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Tactical Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Tactical Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Tactical Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class Z | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class Z | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class Z | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Tactical Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Tactical Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Tactical Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Tactical Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Tactical Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Tactical Bond Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Tactical Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Tactical Bond Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Tactical Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Tactical Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Tactical Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Tactical Bond Fund - Class A | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Tactical Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Tactical Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Tactical Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Tactical Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class A | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class A | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class A | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Sustainable Core Plus Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity SAI Sustainable Core Plus Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity SAI Sustainable Core Plus Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI Sustainable Core Plus Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Sustainable Core Plus Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Sustainable Core Plus Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Sustainable Core Plus Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Sustainable Core Plus Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable Core Plus Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable Core Plus Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Sustainable Core Plus Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Fidelity SAI Sustainable Core Plus Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI Sustainable Core Plus Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Core Plus Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity SAI Sustainable Core Plus Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity SAI Sustainable Core Plus Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Sustainable Core Plus Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Sustainable Core Plus Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Core Plus Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI Sustainable Core Plus Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Sustainable Core Plus Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Sustainable Core Plus Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Fidelity SAI Sustainable Core Plus Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Sustainable Core Plus Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Sustainable Core Plus Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Sustainable Core Plus Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Sustainable Core Plus Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Sustainable Core Plus Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Sustainable Core Plus Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Core Plus Bond Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Sustainable Core Plus Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable Core Plus Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Fidelity SAI Sustainable Core Plus Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Fidelity SAI Sustainable Core Plus Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity SAI Sustainable Core Plus Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity SAI Sustainable Core Plus Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Sustainable Core Plus Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Sustainable Core Plus Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Sustainable Core Plus Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable Core Plus Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Core Plus Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Sustainable Core Plus Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Sustainable Core Plus Bond Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Short-Term Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Short-Term Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Short-Term Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Short-Term Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Short-Term Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Short-Term Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Short-Term Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short-Term Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Fidelity Advisor Short-Term Bond Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class I | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short-Term Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Short-Term Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Short-Term Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Short-Term Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Short-Term Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Short-Term Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short-Term Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short-Term Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Fidelity Advisor Short-Term Bond Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class Z | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short-Term Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Short-Term Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Short-Term Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Short-Term Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Low Duration Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity SAI Low Duration Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity SAI Low Duration Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Low Duration Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Low Duration Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Low Duration Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Low Duration Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Low Duration Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Low Duration Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Low Duration Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Low Duration Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity SAI Low Duration Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity SAI Low Duration Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI Low Duration Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity SAI Low Duration Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity SAI Low Duration Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Low Duration Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Low Duration Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Low Duration Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	75.20%
Fidelity SAI Low Duration Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI Low Duration Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI Low Duration Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Low Duration Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Low Duration Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Low Duration Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI Low Duration Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity SAI Low Duration Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Low Duration Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Low Duration Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity SAI Low Duration Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Fidelity SAI Low Duration Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity SAI Low Duration Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Low Duration Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Low Duration Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Total Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Fidelity SAI Total Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity SAI Total Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity SAI Total Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI Total Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Total Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Total Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Total Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Total Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Total Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Total Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity SAI Total Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity SAI Total Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Total Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity SAI Total Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity SAI Total Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Total Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI Total Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Total Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity SAI Total Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Total Bond Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Total Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
Fidelity SAI Total Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI Total Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Total Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Total Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Total Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Total Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Total Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI Total Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Total Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Total Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Fidelity SAI Total Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity SAI Total Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity SAI Total Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity SAI Total Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity SAI Total Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Total Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Total Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI Total Bond Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Total Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Total Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Total Bond Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Short-Term Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Short-Term Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short-Term Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Short-Term Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short-Term Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Short-Term Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Short-Term Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Short-Term Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Short-Term Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short-Term Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Short-Term Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Fidelity Short-Term Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Short-Term Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Short-Term Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Short-Term Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Short-Term Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short-Term Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Short-Term Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Short-Term Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short-Term Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Short-Term Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Short-Term Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short-Term Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Short-Term Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Short-Term Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short-Term Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Enhanced Core Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity SAI Enhanced Core Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity SAI Enhanced Core Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity SAI Enhanced Core Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Enhanced Core Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Enhanced Core Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Enhanced Core Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Enhanced Core Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Enhanced Core Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Enhanced Core Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Enhanced Core Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	68.10%
Fidelity SAI Enhanced Core Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI Enhanced Core Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Enhanced Core Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity SAI Enhanced Core Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity SAI Enhanced Core Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Enhanced Core Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Enhanced Core Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Fidelity SAI Enhanced Core Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Enhanced Core Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Enhanced Core Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Enhanced Core Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Enhanced Core Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Enhanced Core Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Enhanced Core Bond Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Enhanced Core Bond Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Enhanced Core Bond Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Enhanced Core Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity SAI Enhanced Core Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity SAI Enhanced Core Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity SAI Enhanced Core Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Enhanced Core Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Enhanced Core Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Enhanced Core Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Enhanced Core Bond Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Enhanced Core Bond Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Tactical Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Tactical Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Tactical Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Tactical Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Tactical Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Tactical Bond Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Tactical Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Tactical Bond Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Tactical Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Tactical Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Tactical Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Tactical Bond Fund - Class M | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Tactical Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Tactical Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Tactical Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Tactical Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class M | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class M | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class M | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Tactical Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Tactical Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Tactical Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Tactical Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Tactical Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Tactical Bond Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Tactical Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Tactical Bond Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Tactical Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Tactical Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Tactical Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Tactical Bond Fund - Class I | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Tactical Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Tactical Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Tactical Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Tactical Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class I | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class I | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class I | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Short-Term Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Short-Term Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Short-Term Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Short-Term Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Short-Term Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Short-Term Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short-Term Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Fidelity Advisor Short-Term Bond Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class M | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short-Term Bond Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Short-Term Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Short-Term Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Short-Term Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Short-Term Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Short-Term Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short-Term Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Intermediate Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Intermediate Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Intermediate Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Intermediate Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Intermediate Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Intermediate Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Intermediate Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Intermediate Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Intermediate Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Intermediate Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Intermediate Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.60%
Fidelity Intermediate Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Intermediate Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Intermediate Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Intermediate Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Intermediate Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Intermediate Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Intermediate Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Intermediate Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Intermediate Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Intermediate Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	80.40%
Fidelity Intermediate Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Intermediate Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Intermediate Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Intermediate Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Intermediate Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Intermediate Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Intermediate Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Intermediate Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Intermediate Bond Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Intermediate Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Intermediate Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Fidelity Intermediate Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Intermediate Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Intermediate Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Intermediate Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Intermediate Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Conservative Income Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Flex Conservative Income Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Flex Conservative Income Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Flex Conservative Income Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Flex Conservative Income Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex Conservative Income Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex Conservative Income Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex Conservative Income Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex Conservative Income Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Flex Conservative Income Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Flex Conservative Income Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Flex Conservative Income Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Flex Conservative Income Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Flex Conservative Income Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Flex Conservative Income Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Flex Conservative Income Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Conservative Income Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Flex Conservative Income Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Fidelity Flex Conservative Income Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Flex Conservative Income Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Flex Conservative Income Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Flex Conservative Income Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Conservative Income Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex Conservative Income Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Flex Conservative Income Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Flex Conservative Income Bond Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex Conservative Income Bond Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Conservative Income Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Flex Conservative Income Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Fidelity Flex Conservative Income Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Flex Conservative Income Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex Conservative Income Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Tactical Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Tactical Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Tactical Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Tactical Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Tactical Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Tactical Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Tactical Bond Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Tactical Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Tactical Bond Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Tactical Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Tactical Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Tactical Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Tactical Bond Fund - Class C | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Tactical Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Tactical Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Tactical Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Tactical Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Tactical Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Tactical Bond Fund - Class C | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Tactical Bond Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class C | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class C | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Tactical Bond Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Fidelity Advisor Investment Grade Bond Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class A | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Investment Grade Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Short-Term Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Fidelity SAI Short-Term Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Short-Term Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Short-Term Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Short-Term Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Short-Term Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Short-Term Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Short-Term Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Fidelity SAI Short-Term Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity SAI Short-Term Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Short-Term Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity SAI Short-Term Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity SAI Short-Term Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Short-Term Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI Short-Term Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Short-Term Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	79.40%
Fidelity SAI Short-Term Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI Short-Term Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Short-Term Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Short-Term Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI Short-Term Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI Short-Term Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Short-Term Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI Short-Term Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Short-Term Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Fidelity SAI Short-Term Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity SAI Short-Term Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Short-Term Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity SAI Short-Term Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI Short-Term Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Short-Term Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Tactical Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Tactical Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Tactical Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Tactical Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Tactical Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Tactical Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Tactical Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Tactical Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Tactical Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Tactical Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Tactical Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tactical Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Tactical Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Tactical Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Tactical Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Tactical Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Tactical Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Tactical Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Tactical Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Tactical Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Tactical Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Tactical Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Tactical Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Tactical Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Tactical Bond Fund | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Tactical Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Tactical Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Tactical Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Tactical Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Tactical Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Tactical Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Tactical Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Tactical Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Tactical Bond Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Tactical Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Tactical Bond Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Tactical Bond Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Tactical Bond Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class Z | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Fidelity Advisor Investment Grade Bond Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class I | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Investment Grade Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Investment Grade Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Short-Term Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Short-Term Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Short-Term Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Short-Term Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Short-Term Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Short-Term Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Short-Term Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short-Term Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Fidelity Advisor Short-Term Bond Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class A | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short-Term Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Short-Term Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Short-Term Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short-Term Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Advisor Short-Term Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Advisor Short-Term Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Short-Term Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Short-Term Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short-Term Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Investment Grade Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity Investment Grade Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Investment Grade Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Investment Grade Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Investment Grade Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Investment Grade Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Investment Grade Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investment Grade Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Investment Grade Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Investment Grade Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.00%
Fidelity Investment Grade Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Investment Grade Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Investment Grade Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Investment Grade Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Investment Grade Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Investment Grade Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Fidelity Investment Grade Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Investment Grade Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Investment Grade Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Investment Grade Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Investment Grade Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Investment Grade Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Investment Grade Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Investment Grade Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Investment Grade Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Investment Grade Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Investment Grade Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Investment Grade Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Investment Grade Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Bond Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Short-Term Bond Fund - ETF Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Short-Term Bond Fund - ETF Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short-Term Bond Fund - ETF Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Short-Term Bond Fund - ETF Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Fund - ETF Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short-Term Bond Fund - ETF Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Fund - ETF Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Fund - ETF Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Fund - ETF Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Fund - ETF Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Fund - ETF Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Short-Term Bond Fund - ETF Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Short-Term Bond Fund - ETF Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Fund - ETF Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Short-Term Bond Fund - ETF Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Short-Term Bond Fund - ETF Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short-Term Bond Fund - ETF Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Short-Term Bond Fund - ETF Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Bond Fund - ETF Class | United States
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Fidelity Short-Term Bond Fund - ETF Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Short-Term Bond Fund - ETF Class | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Fund - ETF Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Short-Term Bond Fund - ETF Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Short-Term Bond Fund - ETF Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Short-Term Bond Fund - ETF Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short-Term Bond Fund - ETF Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Short-Term Bond Fund - ETF Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Short-Term Bond Fund - ETF Class | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short-Term Bond Fund - ETF Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Short-Term Bond Fund - ETF Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Fidelity Short-Term Bond Fund - ETF Class | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short-Term Bond Fund - ETF Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Short-Term Bond Fund - ETF Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Short-Term Bond Fund - ETF Class | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Fund - ETF Class | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short-Term Bond Fund - ETF Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%